Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) consisted of the following:

	Unrealized gain (loss) on available-for-sale securities	Pension and post-retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates' comprehensive income	Total Accumulated comprehensive Income (loss)
Balance at December 31, 2013	7,796	(12,731)	(2,676)	854	(6,757)
Other comprehensive income before reclassification	58,333	—	1,963	(212)	60,084
Net current-period other comprehensive income	58,333	—	1,963	(212)	60,084
Balance at June 30, 2014	66,129	(12,731)	(713)	642	53,327

Balance at December 31, 2014	15,751	(15,251)	4,042	629	5,171
Other comprehensive income before reclassification	(11,477)	—	—	(419)	(11,896)
Amounts reclassified from accumulated other comprehensive (loss) income*	(12,906)	—	384	—	(12,522)
Net current-period other comprehensive (loss) income	(24,383)	—	384	(419)	(24,418)
Balance at June 30, 2015	(8,632)	(15,251)	4,426	210	(19,247)

*This relates to the recycling of unrealized gains on the part disposal of our interest in Golar Partners (See note 12). There were no amounts reclassified from accumulated other comprehensive income to our statement of operations for the six months ended June 30, 2014.